Acquisitions (Details) - Schedule of purchase price allocation $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Hirsch Solutions Inc. [Member]
Business Acquisition [Line Items]
Inventory	$ 3,353
Goodwill	$ 471
Goodwill	Infinite
Total purchase price	$ 4,715
Hirsch Solutions Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 890	[1]
Intangible assets	5 years 10 months 24 days	[1]
Customer Gateway [Member]
Business Acquisition [Line Items]
Goodwill	$ 10,902
Goodwill	Infinite
Total purchase price	$ 16,884
Tangible assets (liabilities):
Cash	1,349
Accounts receivables and other receivables	761
Property and equipment	53
Trade payable and other payables	(1,054)
Deferred tax liabilities, net	(952)
Customer Gateway [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets	$ 5,116
Intangible assets	8 years
Customer Gateway [Member] | Non-Competition [Member]
Business Acquisition [Line Items]
Intangible assets	$ 709	[1]
Intangible assets	3 years	[1]

[1]	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using accelerated method.